Business Segments (Summary Of Information By Business Segment) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net income	$ 98,300	$ 62,700	$ 73,200	$ 9,600	$ 93,600	$ 41,700	$ 77,600	$ 22,100	$ 243,863	$ 235,033	$ 83,568
Revenues from external customers	3,554,000	$ 4,622,600	$ 4,693,900	$ 4,115,500	4,140,300	$ 4,622,000	$ 4,759,600	$ 4,292,100	16,986,014	17,814,081	19,011,040
Interest income									244	1,099	172
Interest expense									(36,646)	(14,509)	(384)
Income tax expense (benefit)									116,386	100,059	91,525
Depreciation and amortization									79,087	74,053	68,299
Accretion of asset retirement obligations									1,200	1,096	980
Impairment of properties											60,988
Deferred and noncurrent income taxes (benefits)									(4,403)	(11,568)	2,906
Additions to property, plant and equipment									138,888	171,972	111,593
Total assets at year-end	1,949,337				1,888,564				1,949,337	1,888,564	2,010,403
Segment Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Net income									20,903	80,898	(54,847)
Additions to property, plant and equipment									3,549	1,752	8,441
Total assets at year-end	56,328				41,158				56,328	41,158	184,958
Marketing [Member]
Segment Reporting Information [Line Items]
Net income									242,434	164,013	139,583
Revenues from external customers									16,985,903	17,814,081	19,011,040
Income tax expense (benefit)									127,657	106,223	92,059
Depreciation and amortization									74,906	71,253	66,913
Accretion of asset retirement obligations									1,200	1,096	980
Deferred and noncurrent income taxes (benefits)									368	(9,796)	3,393
Additions to property, plant and equipment									131,139	162,051	103,096
Total assets at year-end	1,544,018				1,527,125				1,544,018	1,527,125	1,765,020
Corporate [Member]
Segment Reporting Information [Line Items]
Net income									(19,474)	(9,878)	(1,168)
Revenues from external customers									111	0	0
Interest income									244	1,099	172
Interest expense									(36,646)	(14,509)	(384)
Income tax expense (benefit)									(11,271)	(6,164)	(534)
Depreciation and amortization									4,181	2,800	1,386
Deferred and noncurrent income taxes (benefits)									(4,771)	(1,772)	(487)
Additions to property, plant and equipment									4,200	8,169	56
Total assets at year-end	$ 348,991				$ 320,281				$ 348,991	$ 320,281	$ 60,425